UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 340 Soquel Avenue, Suite 115
         Santa Cruz, CA  95062

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Jeffrey R. Scharf     Santa Cruz, CA     February 08, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $605,702 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    27368   676095 SH       SOLE                        0   100685   575410
AFLAC INC                      COM              001055102    31428   679532 SH       SOLE                        0    94796   584736
ALCON INC                      COM SHS          H01301102    23620   143716 SH       SOLE                        0     3520   140196
AUTOMATIC DATA PROCESSING IN   COM              053015103    12197   284841 SH       SOLE                        0    39774   245067
BECTON DICKINSON & CO          COM              075887109    29103   369042 SH       SOLE                        0    54872   314170
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     5158       52 SH       SOLE                        0       35       17
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    23084     7025 SH       SOLE                        0      196     6829
CADBURY PLC                    SPONS ADR        12721E102     2729    53100 SH       SOLE                        0     6340    46760
CADBURY PLC ORD                Ordinary         G1843B107     9723   756425 SH       SOLE                        0   116000   640425
CANADIAN NATL RY CO            COM              136375102    21470   394963 SH       SOLE                        0     8659   386304
DISNEY WALT CO                 COM DISNEY       254687106    27999   868201 SH       SOLE                        0   134596   733605
DST SYS INC DEL                COM              233326107    26080   598841 SH       SOLE                        0    87274   511567
FISERV INC                     COM              337738108    29291   604185 SH       SOLE                        0    78974   525211
GENL AMERN INVS PREF B         Preferred B      368802401     3594   146499 SH       SOLE                        0     1360   145139
GOLDMAN SACHS SER D PFD        Preferred D      38144G804     7357   322117 SH       SOLE                        0   186098   136019
GRAINGER W W INC               COM              384802104    21202   218961 SH       SOLE                        0     4845   214116
HEWLETT PACKARD CO             COM              428236103    28105   545627 SH       SOLE                        0    82912   462715
JOHNSON & JOHNSON              COM              478160104    27766   431086 SH       SOLE                        0    60945   370141
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    13604   248976 SH       SOLE                        0     6850   242126
MCDONALDS CORP                 COM              580135101    28187   451429 SH       SOLE                        0    68321   383108
MCKESSON CORP                  COM              58155Q103    22607   361717 SH       SOLE                        0    35955   325762
MICROSOFT CORP                 COM              594918104    33313  1092951 SH       SOLE                        0   153276   939675
NESTLE S A REG B ADR           SPONSORED ADR    641069406    15792   325179 SH       SOLE                        0    87183   237996
NESTLE S A REG ORD             Ordinary         H57312466    13702   282153 SH       SOLE                        0     3260   278893
NOVARTIS A G                   SPONSORED ADR    66987V109    29191   536311 SH       SOLE                        0    78868   457443
QUALCOMM INC                   COM              747525103      228     4920 SH       SOLE                        0        0     4920
SAP AG                         SPON ADR         803054204    18721   399932 SH       SOLE                        0    50653   349279
SPDR GOLD TRUST                GOLD SHS         78463V107    22471   209399 SH       SOLE                        0     6360   203039
SUNCOR ENERGY INC              COM              867229106    25330   717350 SH       SOLE                        0   113223   604127
WAL MART STORES INC            COM              931142103    25282   473005 SH       SOLE                        0    72780   400225